Distribution Date:	05/17/24	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690VAU2	1.591000%	36,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690VAV0	2.885000%	14,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690VAW8	3.323000%	59,800,000.00	13,745,019.94	1,074,898.87	38,062.25	0.00	0.00	1,112,961.12	12,670,121.07	35.44%	30.00%
A-3	61690VAX6	3.211000%	100,000,000.00	26,200,511.41	0.00	70,108.20	0.00	0.00	70,108.20	26,200,511.41	35.44%	30.00%
A-4	61690VAY4	3.252000%	215,000,000.00	215,000,000.00	0.00	582,650.00	0.00	0.00	582,650.00	215,000,000.00	35.44%	30.00%
A-5	61690VAZ1	3.531000%	307,418,000.00	307,418,000.00	0.00	904,577.46	0.00	0.00	904,577.46	307,418,000.00	35.44%	30.00%
A-S	61690VBB3	3.885000%	77,302,000.00	77,302,000.00	0.00	250,265.22	0.00	0.00	250,265.22	77,302,000.00	26.55%	22.63%
B	61690VBC1	4.090000%	48,478,000.00	48,478,000.00	0.00	165,229.18	0.00	0.00	165,229.18	48,478,000.00	20.97%	18.00%
C	61690VBD9	4.363611%	44,547,000.00	44,547,000.00	0.00	161,988.14	0.00	0.00	161,988.14	44,547,000.00	15.85%	13.75%
D	61690VAE8	3.060000%	60,270,000.00	60,270,000.00	0.00	153,688.50	0.00	0.00	153,688.50	60,270,000.00	8.92%	8.00%
E	61690VAG3	4.363611%	26,204,000.00	26,204,000.00	0.00	95,286.72	0.00	0.00	95,286.72	26,204,000.00	5.90%	5.50%
F	61690VAJ7	4.363611%	10,482,000.00	10,482,000.00	0.00	38,116.14	0.00	0.00	38,116.14	10,482,000.00	4.70%	4.50%
G	61690VAL2	4.363611%	15,722,000.00	15,722,000.00	0.00	57,170.57	0.00	0.00	57,170.57	15,722,000.00	2.89%	3.00%
H	61690VAN8	4.363611%	31,445,903.00	25,120,215.18	0.00	91,345.70	0.00	0.00	91,345.70	25,120,215.18	0.00%	0.00%
V	61690VAR9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690VAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,048,168,904.01	870,488,746.53	1,074,898.87	2,608,488.08	0.00	0.00	3,683,386.95	869,413,847.66

X-A	61690VBA5	0.959269%	733,718,000.00	562,363,531.35	0.00	449,548.42	0.00	0.00	449,548.42	561,288,632.48
X-B	61690VAA6	0.399600%	125,780,000.00	125,780,000.00	0.00	41,884.73	0.00	0.00	41,884.73	125,780,000.00
X-D	61690VAC2	1.303611%	60,270,000.00	60,270,000.00	0.00	65,473.85	0.00	0.00	65,473.85	60,270,000.00
Notional SubTotal			919,768,000.00	748,413,531.35	0.00	556,907.00	0.00	0.00	556,907.00	747,338,632.48

Deal Distribution Total					1,074,898.87	3,165,395.08	0.00	0.00	4,240,293.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690VAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690VAW8	229.84983177	17.97489749	0.63649247	0.00000000	0.00000000	0.00000000	0.00000000	18.61138997	211.87493428
A-3	61690VAX6	262.00511410	0.00000000	0.70108200	0.00000000	0.00000000	0.00000000	0.00000000	0.70108200	262.00511410
A-4	61690VAY4	1,000.00000000	0.00000000	2.71000000	0.00000000	0.00000000	0.00000000	0.00000000	2.71000000	1,000.00000000
A-5	61690VAZ1	1,000.00000000	0.00000000	2.94249998	0.00000000	0.00000000	0.00000000	0.00000000	2.94249998	1,000.00000000
A-S	61690VBB3	1,000.00000000	0.00000000	3.23749994	0.00000000	0.00000000	0.00000000	0.00000000	3.23749994	1,000.00000000
B	61690VBC1	1,000.00000000	0.00000000	3.40833326	0.00000000	0.00000000	0.00000000	0.00000000	3.40833326	1,000.00000000
C	61690VBD9	1,000.00000000	0.00000000	3.63634229	0.00000000	0.00000000	0.00000000	0.00000000	3.63634229	1,000.00000000
D	61690VAE8	1,000.00000000	0.00000000	2.55000000	0.00000000	0.00000000	0.00000000	0.00000000	2.55000000	1,000.00000000
E	61690VAG3	1,000.00000000	0.00000000	3.63634254	0.00000000	0.00000000	0.00000000	0.00000000	3.63634254	1,000.00000000
F	61690VAJ7	1,000.00000000	0.00000000	3.63634230	0.00000000	0.00000000	0.00000000	0.00000000	3.63634230	1,000.00000000
G	61690VAL2	1,000.00000000	0.00000000	3.63634207	0.00000000	0.00000000	0.00000000	0.00000000	3.63634207	1,000.00000000
H	61690VAN8	798.83904685	0.00000000	2.90485218	0.00000000	8.37548726	0.00000000	0.00000000	2.90485218	798.83904685
V	61690VAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690VAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690VBA5	766.45731923	0.00000000	0.61269918	0.00000000	0.00000000	0.00000000	0.00000000	0.61269918	764.99231650
X-B	61690VAA6	1,000.00000000	0.00000000	0.33299992	0.00000000	0.00000000	0.00000000	0.00000000	0.33299992	1,000.00000000
X-D	61690VAC2	1,000.00000000	0.00000000	1.08634229	0.00000000	0.00000000	0.00000000	0.00000000	1.08634229	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	38,062.25	0.00	38,062.25	0.00	0.00	0.00	38,062.25	0.00
A-3	04/01/24 - 04/30/24	30	0.00	70,108.20	0.00	70,108.20	0.00	0.00	0.00	70,108.20	0.00
A-4	04/01/24 - 04/30/24	30	0.00	582,650.00	0.00	582,650.00	0.00	0.00	0.00	582,650.00	0.00
A-5	04/01/24 - 04/30/24	30	0.00	904,577.46	0.00	904,577.46	0.00	0.00	0.00	904,577.46	0.00
X-A	04/01/24 - 04/30/24	30	0.00	449,548.42	0.00	449,548.42	0.00	0.00	0.00	449,548.42	0.00
X-B	04/01/24 - 04/30/24	30	0.00	41,884.73	0.00	41,884.73	0.00	0.00	0.00	41,884.73	0.00
X-D	04/01/24 - 04/30/24	30	0.00	65,473.85	0.00	65,473.85	0.00	0.00	0.00	65,473.85	0.00
A-S	04/01/24 - 04/30/24	30	0.00	250,265.22	0.00	250,265.22	0.00	0.00	0.00	250,265.22	0.00
B	04/01/24 - 04/30/24	30	0.00	165,229.18	0.00	165,229.18	0.00	0.00	0.00	165,229.18	0.00
C	04/01/24 - 04/30/24	30	0.00	161,988.14	0.00	161,988.14	0.00	0.00	0.00	161,988.14	0.00
D	04/01/24 - 04/30/24	30	0.00	153,688.50	0.00	153,688.50	0.00	0.00	0.00	153,688.50	0.00
E	04/01/24 - 04/30/24	30	0.00	95,286.72	0.00	95,286.72	0.00	0.00	0.00	95,286.72	0.00
F	04/01/24 - 04/30/24	30	0.00	38,116.14	0.00	38,116.14	0.00	0.00	0.00	38,116.14	0.00
G	04/01/24 - 04/30/24	30	0.00	57,170.57	0.00	57,170.57	0.00	0.00	0.00	57,170.57	0.00
H	04/01/24 - 04/30/24	30	263,374.76	91,345.70	0.00	91,345.70	0.00	0.00	0.00	91,345.70	263,374.76
Totals			263,374.76	3,165,395.08	0.00	3,165,395.08	0.00	0.00	0.00	3,165,395.08	263,374.76

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	Additional Information
Total Available Distribution Amount (1)	4,240,293.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,180,773.87	Master Servicing Fee	11,204.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,546.55
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.70
ARD Interest	0.00	Trust Advisor Fee	1,055.31
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,180,773.87	Total Fees	15,378.77

Principal		Expenses/Reimbursements
Scheduled Principal	1,074,898.87	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,074,898.87	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,165,395.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,074,898.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,240,293.95
Total Funds Collected	4,255,672.74	Total Funds Distributed	4,255,672.72

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	870,488,746.53	870,488,746.53	Beginning Certificate Balance	870,488,746.53
(-) Scheduled Principal Collections	1,074,898.87	1,074,898.87	(-) Principal Distributions	1,074,898.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	869,413,847.66	869,413,847.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	870,488,746.56	870,488,746.56	Ending Certificate Balance	869,413,847.66
Ending Actual Collateral Balance	869,413,847.69	869,413,847.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	140,675,026.15	16.18%	16	4.6343	NAP	Defeased	18	140,675,026.15	16.18%	16	4.6343	NAP
5,000,000 or less	13	47,734,587.80	5.49%	16	4.7817	2.221749	Unknown	1	3,679,465.22	0.42%	14	4.6050	NAP
5,000,001 to 10,000,000	8	56,844,378.09	6.54%	17	4.7108	2.128397	1.40 or less	8	217,347,034.56	25.00%	7	4.5031	1.256953
10,000,001 to 15,000,000	9	109,574,528.05	12.60%	16	4.5397	1.765322	1.41 to 1.50	2	23,010,580.15	2.65%	18	4.9597	1.477099
15,000,001 to 25,000,000	8	155,088,933.97	17.84%	16	4.5982	1.873084	1.51 to 1.60	4	61,468,816.08	7.07%	16	4.7034	1.560560
25,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	3	31,526,765.31	3.63%	17	4.7916	1.645785
50,000,001 to 75,000,000	1	61,717,962.23	7.10%	15	4.3600	1.122000	1.71 to 1.80	2	114,633,238.80	13.19%	10	3.8826	1.750261
75,000,001 to 100,000,000	2	187,778,431.37	21.60%	6	4.0462	2.994984	1.81 to 1.90	3	26,960,243.45	3.10%	16	4.6435	1.862245
100,000,001 or greater	1	110,000,000.00	12.65%	10	3.8600	1.748600	1.91 to 2.00	2	17,723,496.06	2.04%	14	4.3922	1.953795
Totals	60	869,413,847.66	100.00%	13	4.3846	2.083456	2.01 to 2.50	10	113,156,428.96	13.02%	16	4.4679	2.309604
							2.51 to 3.00	1	7,250,874.33	0.83%	17	4.5780	2.782300
							3.01 or greater	6	111,981,878.59	12.88%	16	3.7793	4.580812
							Totals	60	869,413,847.66	100.00%	13	4.3846	2.083456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	23	140,675,026.15	16.18%	16	4.6343	NAP	Washington	3	21,332,988.76	2.45%	16	4.6737	1.735502
Alabama	3	1,854,973.86	0.21%	14	4.6050	1.553100	Totals	90	869,413,847.66	100.00%	13	4.3846	2.083456
Arizona	2	14,204,466.62	1.63%	17	4.5742	2.682743
									Property Type³
California	5	42,955,745.45	4.94%	17	4.7970	1.920666
Colorado	3	69,232,225.26	7.96%	15	4.4175	1.234648		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	1,436,950.74	0.17%	14	4.6050	1.553100		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	1,645,961.84	0.19%	14	4.6050	1.553100	Defeased	23	140,675,026.15	16.18%	16	4.6343	NAP
Florida	3	6,133,067.75	0.71%	16	5.2627	1.639266	Industrial	3	7,250,875.00	0.83%	17	4.5780	2.782300
Georgia	2	10,764,291.38	1.24%	17	4.4804	1.686418	Lodging	4	41,395,917.15	4.76%	17	4.8961	1.544017
Indiana	1	1,541,456.75	0.18%	14	4.6050	1.553100	Mixed Use	5	226,610,935.45	26.06%	5	4.2196	1.602369
Kentucky	1	3,049,162.35	0.35%	16	4.9700	1.865300	Mobile Home Park	2	12,339,854.52	1.42%	17	4.7745	2.005861
Louisiana	1	352,706.18	0.04%	14	4.6050	1.553100	Multi-Family	7	96,775,368.94	11.13%	15	4.4277	2.110760
Michigan	2	17,908,266.46	2.06%	17	4.7831	1.606624	Office	8	248,600,827.71	28.59%	16	4.1879	2.661449
Mississippi	1	14,881,470.33	1.71%	14	4.3200	1.959600	Retail	34	79,402,874.17	9.13%	15	4.5676	1.729562
Nevada	3	45,718,318.33	5.26%	16	4.4244	2.529981	Self Storage	4	16,362,169.57	1.88%	16	4.6942	4.001629
New York	4	299,437,456.24	34.44%	7	3.9809	2.529129	Totals	90	869,413,847.66	100.00%	13	4.3846	2.083456
North Carolina	6	13,407,071.21	1.54%	15	4.6612	1.721306
Ohio	3	27,046,187.16	3.11%	17	4.9227	1.566685
Oregon	1	12,249,131.19	1.41%	15	4.3300	1.555300
Pennsylvania	3	33,264,071.62	3.83%	17	4.7361	1.395271
South Carolina	1	326,580.13	0.04%	14	4.6050	1.553100
Tennessee	4	2,429,753.24	0.28%	14	4.6050	1.553100
Texas	7	38,213,061.04	4.40%	15	4.3742	2.482386
Utah	2	22,986,473.22	2.64%	16	4.6111	2.284889
Virginia	4	26,366,985.38	3.03%	17	4.5543	1.500486

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	140,675,026.15	16.18%	16	4.6343	NAP	Defeased	18	140,675,026.15	16.18%	16	4.6343	NAP
	4.000% or less	2	201,700,000.00	23.20%	13	3.7237	3.111688	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	10	175,840,848.03	20.23%	15	4.3509	1.690882	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	26	326,153,729.60	37.51%	10	4.6417	1.721004	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	4	25,044,243.88	2.88%	17	5.1918	1.944232	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	869,413,847.66	100.00%	13	4.3846	2.083456	49 months or greater	42	728,738,821.51	83.82%	12	4.3364	2.106320
								Totals	60	869,413,847.66	100.00%	13	4.3846	2.083456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	140,675,026.15	16.18%	16	4.6343	NAP	Defeased	18	140,675,026.15	16.18%	16	4.6343	NAP
	60 months or less	42	728,738,821.51	83.82%	12	4.3364	2.106320	Interest Only	5	317,278,431.37	36.49%	8	4.0141	2.530228
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	37	411,460,390.14	47.33%	16	4.5849	1.779444
	Totals	60	869,413,847.66	100.00%	13	4.3846	2.083456	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	869,413,847.66	100.00%	13	4.3846	2.083456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	140,675,026.15	16.18%	16	4.6343	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	725,059,356.29	83.40%	12	4.3350	2.117009	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	1	3,679,465.22	0.42%	14	4.6050	NAP
	Totals	60	869,413,847.66	100.00%	13	4.3846	2.083456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000237	MU	New York	NY	Actual/360	3.860%	353,833.33	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	05/06/24
2	1341635	MU	New York	NY	Actual/360	4.510%	361,094.77	0.00	0.00	N/A	01/07/24	--	96,078,431.37	96,078,431.37	05/07/24
3	304971003	OF	New York	NY	Actual/360	3.560%	272,058.62	0.00	0.00	N/A	09/06/25	--	91,700,000.00	91,700,000.00	05/06/24
4	1544744	OF	Colorado Springs	CO	Actual/360	4.360%	224,765.32	144,051.36	0.00	N/A	08/01/25	--	61,862,013.59	61,717,962.23	05/01/24
6	1545606	OF	Cleveland	OH	Actual/360	4.951%	102,594.62	40,194.28	0.00	N/A	10/01/25	--	24,865,638.38	24,825,444.10	05/01/24
7	695100585	OF	Harrisburg	PA	Actual/360	4.700%	91,784.60	44,876.46	0.00	N/A	10/06/25	--	23,434,366.56	23,389,490.10	05/06/24
8	453000274	RT	Various	Various	Actual/360	4.605%	70,722.03	31,866.62	0.00	N/A	07/01/25	--	18,429,192.62	18,397,326.00	05/01/24
8A	453000278				Actual/360	4.605%	14,144.41	6,373.32	0.00	N/A	07/01/25	--	3,685,838.54	3,679,465.22	05/01/24
9	1442878	OF	Henderson	NV	Actual/360	4.515%	75,044.21	45,505.32	0.00	N/A	08/01/25	--	19,945,303.91	19,899,798.59	05/01/24
10	300801328	MF	Las Vegas	NV	Actual/360	4.292%	76,557.43	36,166.18	0.00	N/A	09/01/25	--	21,404,686.19	21,368,520.01	05/01/24
11	304971011	MF	Houston	TX	Actual/360	4.375%	70,920.00	34,678.83	0.00	N/A	08/01/25	--	19,452,343.18	19,417,664.35	05/01/24
12	304971012	MF	Houston	TX	Actual/360	4.250%	57,544.83	38,383.45	0.00	N/A	08/01/25	--	16,247,951.12	16,209,567.67	05/01/24
13	695100581	SS	Various	OH	Actual/360	4.603%	69,678.53	29,040.03	0.00	N/A	10/06/25	05/06/25	18,165,162.11	18,136,122.08	05/06/24
14	300801391	OF	Albuquerque	NM	Actual/360	4.685%	59,682.94	33,509.65	0.00	N/A	11/01/25	08/01/25	15,286,984.94	15,253,475.29	05/01/24
15	300801367	MF	Shelby Township	MI	Actual/360	4.805%	63,974.35	28,157.47	0.00	N/A	10/01/25	--	15,976,944.97	15,948,787.50	05/01/24
16	1238793	LO	Los Gatos	CA	Actual/360	5.150%	62,746.37	30,078.09	0.00	N/A	11/01/25	--	14,620,512.33	14,590,434.24	05/01/24
17	304971017	MF	D Iberville	MS	Actual/360	4.320%	53,670.27	26,937.29	0.00	N/A	07/01/25	--	14,908,407.62	14,881,470.33	05/01/24
18	304971018	MF	Riverdale	GA	Actual/360	4.840%	59,223.30	26,164.61	0.00	N/A	07/01/25	--	14,683,462.35	14,657,297.74	05/01/24
19	304971019	LO	Roanoke	VA	Actual/360	4.550%	47,667.05	41,720.84	0.00	N/A	11/01/25	--	12,571,530.45	12,529,809.61	05/01/24
21	300801359	MF	Chico	CA	Actual/360	4.550%	57,064.58	0.00	0.00	N/A	09/01/25	--	15,050,000.00	15,050,000.00	05/01/24
22	1544887	RT	Springfield	OR	Actual/360	4.330%	44,302.52	28,702.77	0.00	N/A	08/01/25	--	12,277,833.64	12,249,130.87	05/01/24
23	300801348	OF	Bellevue	WA	Actual/360	4.466%	44,411.45	27,251.28	0.00	N/A	09/01/25	--	11,933,214.70	11,905,963.42	05/01/24
24	300801345	RT	American Fork	UT	Actual/360	4.468%	46,408.46	20,475.65	0.00	N/A	09/01/25	--	12,464,223.99	12,443,748.34	05/01/24
25	695100579	MU	Park City	UT	Actual/360	4.780%	42,069.61	18,684.13	0.00	N/A	10/06/25	--	10,561,409.01	10,542,724.88	05/06/24
26	695100584	OF	Savannah	GA	Actual/360	4.473%	37,954.35	18,867.41	0.00	N/A	10/06/25	--	10,182,252.45	10,163,385.04	05/06/24
27	304971027	MF	San Angelo	TX	Actual/360	4.220%	36,171.06	17,749.31	0.00	N/A	07/01/25	--	10,285,610.63	10,267,861.32	05/01/24
28	304971028	OF	Walnut Creek	CA	Actual/360	4.600%	35,425.81	20,965.07	0.00	N/A	07/01/25	--	9,241,516.34	9,220,551.27	05/01/24
29	304971029	LO	Greensboro	NC	Actual/360	4.690%	34,708.99	19,684.89	0.00	N/A	09/01/25	--	8,880,765.99	8,861,081.10	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	695100583	RT	Sierra Vista	AZ	Actual/360	4.515%	35,442.65	17,345.35	0.00	N/A	10/06/25	--	9,419,973.76	9,402,628.41	05/06/24
31	304971031	MH	Fredericksburg	VA	Actual/360	4.630%	32,550.70	16,320.99	0.00	N/A	10/01/25	--	8,436,466.90	8,420,145.91	05/01/24
33	695100587	IN	Grand Prairie	TX	Actual/360	4.578%	27,724.08	16,250.34	0.00	N/A	10/06/25	--	7,267,124.67	7,250,874.33	05/06/24
35	300801373	MF	Harlingen	TX	Actual/360	4.900%	28,449.75	10,611.74	0.00	N/A	10/01/25	--	6,967,284.64	6,956,672.90	05/01/24
36	300801350	MU	San Diego	CA	Actual/360	4.483%	25,482.88	11,178.61	0.00	N/A	09/01/25	--	6,821,204.79	6,810,026.18	05/01/24
37	300801361	SS	Norwalk	CA	Actual/360	4.605%	23,041.12	13,377.85	0.00	N/A	10/01/25	--	6,004,201.36	5,990,823.51	05/01/24
40	695100573	RT	Coraopolis	PA	Actual/360	4.742%	23,743.00	11,435.65	0.00	N/A	10/06/25	--	6,008,350.76	5,996,915.11	05/06/24
41	300801356	SS	Baltimore	MD	Actual/360	4.810%	23,678.51	10,464.04	0.00	N/A	09/01/25	03/01/25	5,907,321.82	5,896,857.78	05/01/24
42	1545327	MF	Saint Marys	GA	Actual/360	4.355%	23,589.58	0.00	0.00	N/A	05/01/25	--	6,500,000.00	6,500,000.00	05/01/24
43	304971043	MU	Seattle	WA	Actual/360	4.830%	22,215.27	12,005.94	0.00	N/A	09/01/25	--	5,519,322.89	5,507,316.95	05/01/24
45	1545270	LO	Daytona Beach	FL	Actual/360	5.350%	24,189.06	10,991.00	0.00	N/A	09/01/25	--	5,425,583.77	5,414,592.77	05/01/24
46	300801365	IN	Dallas	TX	Actual/360	4.630%	20,184.27	10,836.39	0.00	N/A	10/01/25	--	5,231,344.33	5,220,507.94	05/01/24
47	300801347	RT	Gardner	MA	Actual/360	4.620%	20,469.29	10,361.13	0.00	N/A	09/01/25	--	5,316,698.47	5,306,337.34	05/01/24
48	1545463	RT	Roanoke	VA	Actual/360	4.420%	17,124.53	15,953.56	0.00	N/A	08/01/25	--	4,649,192.36	4,633,238.80	05/01/24
49	304971049	OF	Aspen	CO	Actual/360	4.845%	20,213.83	7,737.78	0.00	N/A	09/01/25	--	5,006,522.13	4,998,784.35	05/01/24
50	300801343	SS	Nicholasville	KY	Actual/360	4.434%	17,510.11	8,883.83	0.00	N/A	09/01/25	--	4,739,401.28	4,730,517.45	05/01/24
51	300801358	SS	Glendale	AZ	Actual/360	4.690%	18,796.98	7,622.90	0.00	N/A	09/01/25	--	4,809,461.11	4,801,838.21	05/01/24
52	304971052	MF	Battle Creek	MI	Actual/360	4.787%	16,987.28	9,206.71	0.00	N/A	11/06/25	--	4,258,354.28	4,249,147.57	05/06/24
53	300801364	MU	Pasadena	CA	Actual/360	4.751%	17,774.56	7,006.55	0.00	N/A	10/01/25	--	4,489,468.93	4,482,462.38	05/01/24
54	1544874	RT	Allentown	PA	Actual/360	4.960%	19,013.33	0.00	0.00	N/A	09/01/25	06/01/25	4,600,000.00	4,600,000.00	05/01/24
55	300801352	SS	Henderson	NV	Actual/360	4.655%	17,262.29	0.00	0.00	N/A	09/01/25	--	4,450,000.00	4,450,000.00	05/01/24
56	300801351	MH	Spokane	WA	Actual/360	5.085%	16,638.03	6,669.19	0.00	N/A	09/01/25	--	3,926,377.80	3,919,708.61	05/01/24
57	695100580	RT	Tamaqua	PA	Actual/360	4.945%	16,007.78	6,931.23	0.00	N/A	10/06/25	--	3,884,597.64	3,877,666.41	05/06/24
58	300801389	RT	Nampa	ID	Actual/360	4.904%	14,964.04	6,805.72	0.00	10/01/25	10/01/30	10/01/25	3,661,673.52	3,654,867.80	05/01/24
59	300801355	SS	Las Vegas	NV	Actual/360	4.705%	15,683.33	0.00	0.00	N/A	09/01/25	--	4,000,000.00	4,000,000.00	05/01/24
60	304971060	RT	New Braunfels	TX	Actual/360	4.680%	13,145.55	5,404.54	0.00	N/A	07/01/25	--	3,370,653.58	3,365,249.04	05/01/24
61	300801349	MU	Lake Zurich	IL	Actual/360	4.299%	11,291.35	6,027.10	0.00	N/A	09/01/25	--	3,151,807.33	3,145,780.23	05/01/24
62	300801354	MF	Fort Thomas	KY	Actual/360	4.970%	12,653.76	6,070.88	0.00	N/A	09/01/25	--	3,055,233.23	3,049,162.35	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
63	300801357	RT	Murrieta	CA	Actual/360	4.770%	11,321.88	6,246.00	0.00	N/A	09/01/25	--	2,848,271.73	2,842,025.73	05/01/24
65	300801353	RT	Atlanta	GA	Actual/360	4.900%	11,942.41	5,472.06	0.00	N/A	09/01/25	--	2,924,672.29	2,919,200.23	05/01/24
67	304971067	RT	Fort Collins	CO	Actual/360	4.980%	10,461.39	5,338.81	0.00	N/A	10/01/25	--	2,520,817.25	2,515,478.44	05/01/24
69	300801362	SS	Dallas	TX	Actual/360	5.346%	4,997.47	2,258.67	0.00	N/A	10/01/25	--	1,121,766.93	1,119,508.26	05/01/24
Totals							3,180,773.87	1,074,898.87	0.00				870,488,746.53	869,413,847.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,020,460.00	5,954,127.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,755,568.30	12,041,809.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	133,027,405.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,142,284.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,227,892.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,429,616.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	17,836,116.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,497,891.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,341,612.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,954,174.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,070,497.90	455,283.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,898,039.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,083,948.82	491,886.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,690,642.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,485,670.44	337,813.11	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,638,311.94	347,359.47	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	998,589.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,845,720.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,869,783.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,171,438.45	622,289.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,516,358.20	403,613.66	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,314,662.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,323,758.64	371,063.09	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	868,260.43	220,977.09	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,582,971.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,527,353.71	398,352.62	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	705,820.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	677,761.80	712,667.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	830,942.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	763,611.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	758,820.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1,257,880.19	305,804.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	422,781.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1,022,293.00	233,239.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	763,708.60	219,208.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	434,401.82	84,532.97	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	297,600.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	425,133.35	111,246.24	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	426,433.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	413,330.89	105,569.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	480,489.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	255,800,037.71	23,416,844.62				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384564%	4.335742%	13
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384811%	4.336018%	14
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.385039%	4.336271%	15
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	96,078,431.37	1	3,921,568.63	0	0.00	4.385301%	4.336563%	16
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.386082%	4.336406%	17
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.386303%	4.365111%	18
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.386541%	4.365343%	19
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.386759%	4.365556%	20
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.386994%	4.365785%	21
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387210%	4.365995%	22
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387424%	4.366204%	23
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387654%	4.366429%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		96,078,431	96,078,431	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		140,532,980	140,532,980	0		0
13 - 24 Months		632,802,436	632,802,436	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	869,413,848	869,413,848	0	0	0	0
Apr-24	870,488,747	870,488,747	0	0	0	0
Mar-24	871,490,353	871,490,353	0	0	0	0
Feb-24	872,626,612	776,548,181	0	0	96,078,431	0
Jan-24	877,541,320	777,541,320	0	0	100,000,000	0
Dec-23	878,530,529	878,530,529	0	0	0	0
Nov-23	879,585,519	879,585,519	0	0	0	0
Oct-23	880,566,635	880,566,635	0	0	0	0
Sep-23	881,613,824	881,613,824	0	0	0	0
Aug-23	882,586,911	882,586,911	0	0	0	0
Jul-23	883,556,147	883,556,147	0	0	0	0
Jun-23	884,591,883	884,591,883	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	1341635	96,078,431.37	96,078,431.37	276,000,000.00	03/26/24	11,580,575.64	1.32300	09/30/23	01/07/24	I/O
Totals		96,078,431.37	96,078,431.37	276,000,000.00		11,580,575.64

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	1341635	MU	NY	01/08/24	8

The Loan transferred into special servicing on 1/8/24 due to Maturity Default as the Borrower was unable to pay off the loan at maturity (1/7/2024). The Loan previously transferred to the Special Servicer as NT on 3/22/23 due to Borrower's

request to extend the January 2024 maturity date. The collateral is a nine-story retail and office building containing 249K SF of NRA (82K SF retail, 165K office), completed in 1902 and renovated in 2015 ("Property"). The Property is currently

30% occupied with H &M (25% of NRA, 1/1/2035 LXP) as its largest tenant. The Borrower and Lender have entered into a Forbearance Agreement, the maturity date was extended to 1/7/25. The Special Servicer will continue to monitor the

Loan's performance under the terms of the Forbearance Agreement until the Loan is resolved.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1341635	0.00	4.51000%	0.00	4.51000%	1	01/08/24	01/08/24	--
8	453000274	19,698,972.36	4.60500%	19,698,972.36 4.60500%		10	04/28/20	05/01/20	08/11/20
8A	453000278	3,939,794.47	4.60500%	3,939,794.47 4.60500%		10	04/28/20	05/01/20	08/11/20
19	304971019	14,229,677.02	4.55000%	14,229,677.02 4.55000%		10	06/30/20	09/01/20	09/11/20
Totals		37,868,443.85		37,868,443.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	304971020 10/17/22	12,978,867.00	18,000,000.00	15,996,567.08	3,017,700.08	15,996,567.08	12,978,867.00	0.00	0.00	0.00	0.00	0.00%
32	1544569 11/18/20	8,646,550.80	4,600,000.00	3,398,515.03	1,143,123.67	3,398,515.03	2,255,391.36	6,391,159.44	0.00	65,470.76	6,325,688.68	67.29%
34	300801344 11/18/21	7,613,422.23	6,200,000.00	7,688,802.48	75,380.24	7,688,802.48	7,613,422.24	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,238,840.03	28,800,000.00	27,083,884.59	4,236,203.99	27,083,884.59	22,847,680.60	6,391,159.44	0.00	65,470.76	6,325,688.68

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	304971020	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	1544569	07/17/23	0.00	0.00	6,325,688.68	0.00	0.00	(6,093.98)	0.00	0.00	6,325,688.68
		10/17/22	0.00	0.00	6,331,782.66	0.00	0.00	600.00	0.00	0.00
		09/16/22	0.00	0.00	6,331,182.66	0.00	0.00	178.64	0.00	0.00
		08/17/22	0.00	0.00	6,331,004.02	0.00	0.00	(754.54)	0.00	0.00
		07/15/22	0.00	0.00	6,331,758.56	0.00	0.00	497.83	0.00	0.00
		03/17/22	0.00	0.00	6,331,260.73	0.00	0.00	(60,007.15)	0.00	0.00
		05/17/21	0.00	0.00	6,391,267.88	0.00	0.00	54.44	0.00	0.00
		12/17/20	0.00	0.00	6,391,213.44	0.00	0.00	54.00	0.00	0.00
		11/18/20	0.00	0.00	6,391,159.44	0.00	0.00	6,391,159.44	0.00	0.00
34	300801344	11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,325,688.68	0.00	0.00	6,325,688.68	0.00	0.00	6,325,688.68

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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